UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer            New York, New York             May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:   $648,934
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number               Name

1.         28-10735                           ZLP Master Utility Fund, Ltd.

2.         28-10775                           ZLP Master Opportunity Fund, Ltd.

3.         28-11923                           ZLP Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2008



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6     COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------                 --------------   -----      --------  -------  --- ----  ----------   --------  ----    ------  ----
ALLEGHENY ENERGY INC           COM              017361106  12,928     256000  SH        Shared        1,2       256000
ALLIANT ENERGY CORP            COM              018802108  16,000     457000  SH        Shared        1,2       457000
AMERICAN ELEC PWR INC          COM              025537101  16,511     396615  SH        Shared        1,2       396615
AQUILA INC                     COM              03840P102  10,546    3285359  SH        Shared          2      3285359
ATLAS ENERGY RESOURCES LLC     COM              049303100  24,396     786955  SH        Shared          3       786955
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP     04939R108   8,906     325506  SH        Shared          3       325506
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103  20,273     506062  SH        Shared          3       506062
AVISTA CORP                    COM              05379B107  24,887    1272325  SH        Shared        1,2      1272325
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107   5,256     261766  SH        Shared          3       261766
BUCKEYE GP HOLDINGS LP         COM UNITS LP     118167105  19,909     862994  SH        Shared          3       862994
CANADIAN NAT RES LTD           COM              136385101     512       7500  SH        Shared          2         7500
CLECO CORP NEW                 COM              12561W105     597      26900  SH        Shared        1,2        26900
CMS ENERGY CORP                COM              125896100   2,031     150000  SH        Shared          2       150000
CONOCOPHILLIPS                 COM              20825C104   1,715      22500  SH        Shared          2        22500
CONSTELLATION ENERGY GROUP I   COM              210371100  16,138     182828  SH        Shared        1,2       182828
COPANO ENERGY L L C            COM UNITS        217202100   9,418     275450  SH        Shared          3       275450
EASTERN AMERN NAT GAS TR       SPERS RCT UNIT   276217106   2,100      74854  SH        Shared          3        74854
ENTERGY CORP NEW               COM              29364G103  13,090     120000  SH        Shared        1,2       120000
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106  14,048     470157  SH        Shared          3       470157
EV ENERGY PARTNERS LP          COM UNITS        26926V107  12,538     488820  SH        Shared          3       488820
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     481       5000  SH        Shared          2         5000
GLOBAL PARTNERS LP             COM UNITS        37946R109   2,373     131839  SH        Shared          3       131839
GOOGLE INC                     CL A             38259P508   2,202       5000  SH        Shared          2         5000
GREAT PLAINS ENERGY INC        COM              391164100  13,986     567400  SH        Shared        1,2       567400
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107     892      23230  SH        Shared          3        23230
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     348      12603  SH        Shared          3        12603
INTEGRYS ENERGY GROUP INC      COM              45822P105  10,198     218661  SH        Shared        1,2       218661
ISHARES TR                     FTSE XNHUA IDX   464287184   3,379      25000  SH        Shared          2        25000
ITC HLDGS CORP                 COM              465685105  13,860     266222  SH        Shared        1,2       266222
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106  25,444     465243  SH        Shared        2,3       465243
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100  10,744     210800  SH        Shared        2,3       210800
LINN ENERGY LLC                UNIT LTD LIAB    536020100  43,671    2298449  SH        Shared          3      2298449
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108   4,209     183718  SH        Shared          3       183718
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100  34,140    1107005  SH        Shared          3      1107005
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105   6,417     210405  SH        Shared          3       210405
MESA RTY TR                    UNIT BEN INT     590660106     975      14300  SH        Shared          3        14300
MV OIL TR                      TR UNITS         553859109  11,994     552736  SH        Shared          3       552736
NORTHEAST UTILS                COM              664397106  29,595    1206000  SH        Shared        1,2      1206000
NORTHWESTERN CORP              COM NEW          668074AM9  84,152    3453103  SH        Shared          2      3453103
NUSTAR ENERGY LP               UNIT COM         67058H102   3,701      76400  SH        Shared          3        76400
OGE ENERGY CORP                COM              670837103  20,168     647020  SH        Shared        1,2       647020
ORMAT TECHNOLOGIES INC         COM              686688102   2,581      60000  SH        Shared          2        60000
PEREGRINE PHARMACEUTICALS IN   COM              713661106     780    1659701  SH        Shared          2      1659701
PG&E CORP                      COM              69331C108   8,535     231797  SH        Shared        1,2       231797
PICO HLDGS INC                 COM NEW          693366205   2,192      72500  SH        Shared          2        72500
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105   3,195      67213  SH        Shared          3        67213
PNM RES INC                    COM              69349H107   3,165     253844  SH        Shared        1,2       253844
PROGRESS ENERGY INC            COM              743263105  21,555     516900  SH        Shared        1,2       516900
SEMPRA ENERGY                  COM              816851109  14,471     271600  SH        Shared        1,2       271600
SIERRA PAC RES NEW             COM              826428104  11,367     900000  SH        Shared        1,2       900000
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104   6,455     166229  SH        Shared          3       166229
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105   2,995     128833  SH        Shared          3       128833
UNISOURCE ENERGY CORP          COM              909205106   9,178     412313  SH        Shared        1,2       412313
UNITED STATES NATL GAS FUND    UNIT             912318102     485      10000  SH        Shared        2,3        10000
WILLIAMS PIPELINE PARTNERS L   COM UNIT LP IN   96950K103   7,254     415710  SH        Shared          3       415710




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